Expendable parts and supplies	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Expendable parts and supplies
11. Expendable parts and supplies
Expendable parts and supplies are mainly related to maintenance and repair of flight equipment, and are carried at the lower of the average acquisition cost or replacement cost.

	2025	2024
Material for repair and maintenance	$144,062	$127,364
Other inventories	4,167	5,079
	148,229	132,443
Allowance for obsolescence	(102)	(102)
	$148,127	$132,341

Expendable parts and supplies are recognized when used as an expense in the accompanying consolidated statement of profit or loss under “Maintenance, materials and repairs” amount to $39.8 million, (2024: $38.0 million and, 2023: $34.7 million).